PRINCIPAL SUBSIDIARIES - SUMMARIZED CONSOLIDATED BALANCE SHEET (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of summarized consolidated balance sheet [line items]
Current assets	¥ 529,049	¥ 412,261
Current liabilities	(579,446)	(485,543)
Non-current assets	1,066,455	1,086,348
Non-current liabilities	(163,168)	(181,831)
Attributable to owners of company	(726,120)	(710,994)
Attributable to owners of non-controlling interests	(126,770)	(120,241)
Marketing Company [member]
Disclosure of summarized consolidated balance sheet [line items]
Current assets	156,494	121,260
Current liabilities	(212,620)	(168,366)
Net current (liabilities)/assets	(56,126)	(47,106)
Non-current assets	253,455	246,514
Non-current liabilities	(1,774)	(1,460)
Net non-current assets	251,681	245,054
Net assets	195,555	197,948
Attributable to owners of company	132,549	134,393
Attributable to owners of non-controlling interests	63,006	63,555
SIPL [member]
Disclosure of summarized consolidated balance sheet [line items]
Current assets	19,555	18,116
Current liabilities	(7,118)	(824)
Net current (liabilities)/assets	12,437	17,292
Non-current assets	34,769	40,067
Non-current liabilities	(28,523)	(39,322)
Net non-current assets	6,246	745
Net assets	18,683	18,037
Attributable to owners of company	3,468	2,784
Attributable to owners of non-controlling interests	15,215	15,253
Shanghai Petrochemical [member]
Disclosure of summarized consolidated balance sheet [line items]
Current assets	19,866	14,876
Current liabilities	(10,922)	(8,942)
Net current (liabilities)/assets	8,944	5,934
Non-current assets	19,577	19,070
Non-current liabilities	(6)
Net non-current assets	19,571	19,070
Net assets	28,515	25,004
Attributable to owners of company	14,253	12,500
Attributable to owners of non-controlling interests	14,262	12,504
Fujian Petrochemical [member]
Disclosure of summarized consolidated balance sheet [line items]
Current assets	992	926
Current liabilities	(376)	(812)
Net current (liabilities)/assets	616	114
Non-current assets	9,925	7,845
Non-current liabilities	(681)	(721)
Net non-current assets	9,244	7,124
Net assets	9,860	7,238
Attributable to owners of company	4,930	3,619
Attributable to owners of non-controlling interests	4,930	3,619
Sinopec Kantons [member]
Disclosure of summarized consolidated balance sheet [line items]
Current assets	1,196	1,352
Current liabilities	(2,351)	(2,891)
Net current (liabilities)/assets	(1,155)	(1,539)
Non-current assets	13,089	13,228
Non-current liabilities	(2,430)	(3,101)
Net non-current assets	10,659	10,127
Net assets	9,504	8,588
Attributable to owners of company	5,716	5,162
Attributable to owners of non-controlling interests	3,788	3,426
Shanghai SECCO
Disclosure of summarized consolidated balance sheet [line items]
Current assets	11,602
Current liabilities	(4,174)
Net current (liabilities)/assets	7,428
Non-current assets	12,797
Non-current liabilities	(1,740)
Net non-current assets	11,057
Net assets	18,485
Attributable to owners of company	12,496
Attributable to owners of non-controlling interests	5,989
Zhonghan Wuhan [member]
Disclosure of summarized consolidated balance sheet [line items]
Current assets	1,636	1,489
Current liabilities	(3,975)	(7,521)
Net current (liabilities)/assets	(2,339)	(6,032)
Non-current assets	13,598	14,686
Net non-current assets	13,598	14,686
Net assets	11,259	8,654
Attributable to owners of company	7,318	5,625
Attributable to owners of non-controlling interests	¥ 3,941	¥ 3,029